Expense Example {- Gold Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Gold Fund - AMCIZ PRO-15 - Gold Portfolio	Apr. 29, 2022 USD ($)
Fidelity Advisor Gold Fund: Class A
Expense Example:
1 year	$ 678
3 years	896
5 years	1,131
10 years	1,806
Fidelity Advisor Gold Fund: Class M
Expense Example:
1 year	484
3 years	766
5 years	1,069
10 years	1,928
Fidelity Advisor Gold Fund: Class C
Expense Example:
1 year	280
3 years	557
5 years	959
10 years	1,899
Fidelity Advisor Gold Fund: Class I
Expense Example:
1 year	78
3 years	243
5 years	422
10 years	942
Fidelity Advisor Gold Fund: Class Z
Expense Example:
1 year	64
3 years	202
5 years	351
10 years	$ 786